DEPOSITS DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2017
Deposits [Abstract]
Schedule Of Deposits
A summary of deposit balances, by type, at December 31, 2017 and 2016 is as follows:

	December 31,
	2017	2016
	(In Thousands)
Noninterest-bearing demand deposits	$220,877	$201,598

Interest-bearing accounts:
Business checking	737	1,021
NOW and money market accounts	506,901	457,708
Savings accounts	32,062	34,590
Certificates of deposit	447,470	435,768
Total interest-bearing accounts	987,170	929,087
Total deposits	$1,208,047	$1,130,685

Schedule Of Time Deposits Maturities
Contractual maturities of certificates of deposit as of December 31, 2017 are summarized below (in thousands).

2018	$276,202
2019	136,702
2020	29,734
2021	2,687
2022	1,936
Thereafter	209
Total certificates of deposit	$447,470

Schedule of Deposit Interest Expense
A summary of interest expense, by account type, for the years ended December 31, 2017, 2016 and 2015 is as follows:

	Years Ended December 31,
	2017	2016	2015
	(In Thousands)
NOW and money market accounts	$865	$507	$523
Savings accounts (1) (2)	126	98	70
Certificates of deposit (2)	6,506	5,975	5,010
Total	$7,497	$6,580	$5,603

(1) Includes interest expense on mortgagors' and investors' escrow accounts.
(2) Includes interest expense on brokered deposits.